Intangible Assets (Details Textual) - ARS ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2018
Financial Assets at Amortized Cost [Member]
Intangible assets (Textuals)
Amortization charge	$ 65,020	$ 38,272
General and Administrative Expenses [Member]
Intangible assets (Textuals)
Amortization charge	79,951	52,487
Selling Expenses [Member]
Intangible assets (Textuals)
Amortization charge	$ 1,136	$ 1,162